LOANS, FINANCING AND DEBENTURES - Finance lease and contingent consideration (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
LOANS, FINANCING AND DEBENTURES
Current	R$ 1,620,955	R$ 2,542,975
Noncurrent	2,320,147	3,126,792
Finance lease
LOANS, FINANCING AND DEBENTURES
Nominal value payable	787,147	831,479
Unrealized financial expenses	(401,687)	(457,051)
Present value payable	385,460	374,428
Current	51,036	45,943
Noncurrent	334,424	R$ 328,485
Unsecured residual values resulting in benefits to the lessor	R$ 0
Contingent consideration
LOANS, FINANCING AND DEBENTURES
Reimbursement period	15 years
2018/Falling due within one year/Up to 1 year | Finance lease
LOANS, FINANCING AND DEBENTURES
Nominal value payable	R$ 57,865
Present value payable	51,036
Falling due between one year and five years | Finance lease
LOANS, FINANCING AND DEBENTURES
Nominal value payable	201,057
Present value payable	144,963
2023 onwards/Over five years | Finance lease
LOANS, FINANCING AND DEBENTURES
Nominal value payable	528,225
Present value payable	R$ 189,461